Related Party Disclosures - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥)
Guangxi Yuchai Machinery Group Company Limited [member]
Disclosure of transactions between related parties [line items]
Ownership interest held by non-controlling shareholder with significant influence over the Group	20.10%	20.10%	18.20%
Hong Leong Asia Limited [member] | Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Ownership interest in the entity, shares	18,270,965	18,270,965	18,270,965
Ownership interest in the entity, percentage	48.70%	48.70%	44.70%
Consultancy fees charged	¥ 0.6	$ 0.1	¥ 0.5	¥ 0.4
HL Technology Systems Private Limited [member] | Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Ownership interest held by controlling shareholder, percent	25.40%	25.40%	23.30%
Well Summit Investments Limited [member] | Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Ownership interest held by controlling shareholder, percent	23.30%	23.30%	21.40%